FINANCIAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of deposits from financial obligations [abstract]
Disclosure of Detailed Information about Financial Obligations [Text Block]

	December		December
	31, 2021		31, 2020

Local Currency
Interbank funds
Overnight funds	Ps.	8,910	Ps.	2,361
Interbank funds purchased		972,439		202,219
Commitments to transfer open and closed repo operations		3,644,717		2,237,837
Commitments to transfer simultaneous operations		4,422,249		3,397,284
Commitments originated in short positions simultaneous operations		717,210		158,203
Total interbank funds	Ps.	9,765,525	Ps.	5,997,904
Borrowings from banks and others
Borrowings		1,973,866		1,858,618
Leases contracts		1,488,300		1,597,463
Other financial obligations		7,721		7,899
Total borrowings from banks and others	Ps.	3,469,887	Ps.	3,463,980

Foreign currency
Interbank funds
Overnight funds		1,733		—
Interbank funds purchased		239,390		783,873
Commitments to transfer open and closed repo operations		596,134		397,867

	December		December
	31, 2021		31, 2020
Commitments to transfer simultaneous operations		69,633		—
Total interbank funds	Ps.	906,890	Ps.	1,181,740
Borrowings from banks and others
Borrowings		18,382,147		12,423,796
Leases contracts		1,393,857		1,428,270
Andean Development Corporation (Corporación Andina de Fomento)		627,600		268,889
Letters of credit		1,311,128		554,642
Bankers acceptances		1,909,580		1,378,310
Discoveries in bank current account		30,292		136,000
Other financial obligations		219		630
Total borrowings from banks and others	Ps.	23,654,823	Ps.	16,190,537
Total interbank borrowings, overnight funds and borrowings from banks and others	Ps.	37,797,125	Ps.	26,834,161

Disclosure of Detailed Information About Other Borrowings Explanatory [Text Block]

	Interest rates in force at cut off	December 31, 2021		December 31, 2020
Banco de Comercio Exterior - “BANCOLDEX”	Fix between 0.80% and 8.71%, DTF + 0.30% to 6.14%, IBR + 0.05% to 4.35%, LIBOR6 + 1.21% to 3.70%	Ps.	822,948	Ps.	1,046,721
Fondo para el Financiamiento del Sector Agropecuario - “FINAGRO”	Fix between 0.04% and 7.30%, DTF + 0.50% to 2.80% and IBR + 0.40% to 2.60%		394,391		327,902
Financiera de Desarrollo Territorial “FINDETER”	Fix between 0.01% and 9.74%, DTF + 1.00% to 4.80%, IBR + 0.11% to 4.85%, CPI + 0.50% and 5.00% and LIBOR6 + 3.14%		2,009,930		2,655,185
Total		Ps.	3,227,269	Ps.	4,029,808

Disclosure of detailed information about bond issued [Text Block]

		December		December
Issuer	Issue Date	31, 2021		31, 2020		Maturity Date	Interest Rate
Local Currency
Banco Av. Villas S.A.	23/02/2021	Ps.	475,949	Ps.	—	Between 23/02/2024 and 23/02/2026	CPI + 0.71% to 1.36%
Banco de Bogotá S.A.	Between 24/09/2020 and 10/02/2021		902,331		300,011	Between 24/09/2023 and 10/02/2026	CPI + 1.16%; IBR + 1.14% and Fix Between 3.40% and 4.75%
Banco de Occidente S.A	Between 09/02/2012 and 20/08/2020		2,685,078		3,023,809	Between 09/02/2022 and 14/12/2032	CPI + 1.75% to 4.65%; IBR + 1.37% and Fix Between 5.71% and 6.49%
Corporación Financiera Colombiana S.A.	Between 27/08/2009 and 20/10/2021		3,754,128		3,287,717	Between 11/03/2022 and 19/11/2045	CPI + 1.75% to 5.99%; Fix Between 3.77% and 7.10%
Banco Popular S.A	Between 12/10/2016 and 11/11/2021		2,518,982		1,652,087	Between 13/02/2022 and 04/02/2027	CPI + 2.58% to 4.13%; IBR + 1.59% to 2.61% and Fix Between 5.88% and 8.10%
Grupo Aval Acciones y Valores S.A.	Between 03/12/2009 and 14/11/2019		1,132,101		1,129,634	Between 14/11/2024 and 28/06/2042	CPI + 3.69% to 5.20% and Fix 6.42%
Peso denominated Total		Ps.	11,468,569	Ps.	9,393,258

Foreign Currency
Banco de Bogotá S.A. Under rule 144A.	Between 19/02/2013 and 03/08/2017		8,509,886		7,327,946	Between 19/02/2023 and 03/08/2027	Fix Between 4.38% to 6.25%
BAC Credomatic
El Salvador	Between 25/05/2017 and 29/09/2021		421,097		467,262	Between 25/05/2022 and 19/08/2024	Fix Between 4.70% to 5.85%
Honduras	Between 11/04/2019 and 15/12/2021		334,127		306,129	Between 25/02/2022 and 29/12/2025	Fix Between 3.20% to 9.50% and Banker rate Between 0.25% to 3.75%
Panamá	Between el 11/09/2017 and 15/12/2021		1,569,444		1,713,174	Between el 21/01/2022 and 30/06/2026	Fix Between 2.00% to 5.00%
BAC Credomatic Total		Ps.	2,324,668	Ps.	2,486,566
Banco Bogotá and BAC Credomatic Total		Ps.	10,834,554	Ps.	9,814,512
Grupo Aval Limited	Between 26/09/2012 and 04/02/2020		7,971,392		6,845,536	Between 26/09/2022 and 04/02/2030	Fix Between 4.38% to 4.75%
Promigas S.A. and Gases del Pacífico S.A.C. Under rule 144A.	Between 16/10/2019 and 22/10/2020		1,983,417		1,707,490	Between 16/10/2029 and 22/10/2029	Fix 3.75%
Foreign Currency Total		Ps.	20,789,363	Ps.	18,367,539
Total of Bonds		Ps.	32,257,932	Ps.	27,760,797

Disclosure of detailed information About Future Maturities of Bonds [Text Block]

Reconciliation of movements of liabilities to cash flows arising from financing activities

			Liabilities						Equity						Total
	Notes		Dividends payable		Bonds issued		Leases contracts		Subscribed and paid-in capital		Additional paid-in capital		Non-controlling interest
Balance at December 31, 2018		Ps.	535,310	Ps.	20,140,351	Ps.	1,023,589	Ps.	22,281	Ps.	8,472,336	Ps.	11,764,639	Ps.	41,958,506
Change in accounting policies on january 1, 2019			—		—		2,225,545		—		—		—		2,225,545
Cash flows from financing activities:
Dividens paid to shareholders			(1,266,920)		—		—		—		—		—		(1,266,920)
Dividens paid to non-controlling interest	26		(804,302)		—		—		—		—		—		(804,302)
Issuance of debt securities			—		3,130,254		—		—		—		—		3,130,254
Interest issuance of debt securities			—		18,633		—		—		—		—		18,633
Payment of outstanding debt securities			—		(1,544,225)		—		—		—		—		(1,544,225)
Leases contracts			—		—		(362,334)		—		—		—		(362,334)
Equity transaction			—		—		—		—		(26,570)		(40,527)		(67,097)
Net cash used in financing activities			(2,071,222)		1,604,662		(362,334)		—		(26,570)		(40,527)		(895,991)
Cash flows from operating activities:
Accrued interest			—		1,220,437		205,627		—		—		—		1,426,064
Interest paid			—		(1,103,218)		(194,589)		—		—		—		(1,297,807)
Other Changes			2,167,023		56,036		135,664		—		—		(830,160)		1,528,563
Total liabilities related to other changes			2,167,023		173,255		146,702		—		—		(830,160)		1,656,820
Total equity related to other changes			—		—		—		—		—		2,603,750		2,603,750
Balance at December 31, 2019		Ps.	631,111	Ps.	21,918,268	Ps.	3,033,502	Ps.	22,281	Ps.	8,445,766	Ps.	13,497,702	Ps.	47,548,630
Cash flows from financing activities:
Dividens paid to shareholders			(1,330,241)		—		—		—		—		—		(1,330,241)
Dividens paid to non-controlling interest	26		(946,034)		—		—		—		—		—		(946,034)
Issuance of debt securities			—		5,733,500		—		—		—		—		5,733,500
Interest issuance of debt securities			—		(7,180)		—		—		—		—		(7,180)
Payment of outstanding debt securities			—		(2,185,636)		—		—		—		—		(2,185,636)
Leases contracts			—		—		(429,636)		—		—		—		(429,636)
Redemption of preferred shares			—		—		—		—		—		(379,320)		(379,320)
Equity transaction			—		—		—		—		(546)		(50,458)		(51,004)
Net cash used in financing activities			(2,276,275)		3,540,684		(429,636)		—		(546)		(429,778)		404,449
Cash flows from operating activities:
Accrued interest			—		1,545,009		210,816		—		—		—		1,755,825
Interest paid			—		(1,503,675)		(191,924)		—		—		—		(1,695,599)
Other Changes			2,294,038		2,260,511		402,975		—		—		(957,390)		4,000,134
Total liabilities related to other changes			2,294,038		2,301,845		421,867		—		—		(957,390)		4,060,360
Total equity related to other changes			—		—		—		—		25,650		2,671,725		2,697,375
Balance at December 31, 2020		Ps.	648,874	Ps.	27,760,797	Ps.	3,025,733	Ps.	22,281	Ps.	8,470,870	Ps.	14,782,259	Ps.	54,710,814
Cash flows from financing activities:
Dividens paid to shareholders			(1,230,841)		—		—		—		—		—		(1,230,841)
Dividens paid to non-controlling interest	26		(913,356)		—		—		—		—		—		(913,356)
Issuance of debt securities			—		2,932,471		—		—		—		—		2,932,471
Interest issuance of debt securities			—		(1,191)		—		—		—		—		(1,191)
Payment of outstanding debt securities			—		(1,631,318)		—		—		—		—		(1,631,318)
Leases contracts			—		—		(472,084)		—		—		—		(472,084)
Redemption of preferred shares			—		—		—		—		—		(29,751)		(29,751)
Equity transaction			—		—		—		—		—		120		120
Net cash used in financing activities			(2,144,197)		1,299,962		(472,084)		—		—		(29,631)		(1,345,950)
Cash flows from operating activities:
Accrued interest			—		1,631,055		173,214		—		—		—		1,804,269
Interest paid			—		(1,590,137)		(168,966)		—		—		—		(1,759,103)
Other Changes			2,093,857		3,156,256		324,260		—		—		(823,551)		4,750,822
Total liabilities related to other changes			2,093,857		3,197,174		328,508		—		—		(823,551)		4,795,988
Total equity related to other changes			—		—		—		—		19,929		2,528,917		2,548,846
Balance at December 31, 2021		Ps.	598,534	Ps.	32,257,933	Ps.	2,882,157	Ps.	22,281	Ps.	8,490,799	Ps.	16,457,994	Ps.	60,709,698